Leases (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Operating lease expenses	$ 165,937	$ 209,360
Short-term lease expenses	216,015	127,840
Lease liabilities	$ (78,329)